Deferred Finance Costs	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs

5. Deferred Finance Costs

The following summarizes the Company’s deferred finance costs at December 31, 2012 and 2011:

	2012	2011
Gross amount	$20,995,022	$15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)

Net	$14,651,265	$13,142,330

Amortization of deferred financing costs is reported in the interest expense line item in the consolidated statements of operations and comprehensive income.

The estimated annual amortization of the deferred finance costs for each of the five succeeding years is as follows:

2013	$3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654

Total	$14,651,265

During the year ended December 31, 2012, the Company wrote-off deferred financing costs of approximately $53,000 with approximately $12,000 of accumulated amortization associated with the Term Loan (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of approximately $41,000, including approximately $13,000 recognized in discontinued operations.

During the year ended December 31, 2011, the Company wrote-off deferred financing costs of approximately $4.3 million with approximately $0.5 million of accumulated amortization associated with the Term Loan (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of $3.8 million.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Finance Costs

5. Deferred Finance Costs

The following summarizes the Partnership’s deferred finance costs at December 31, 2012 and 2011:

	2012	2011
Gross amount	20,995,022	$15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)

Net	14,651,265	$13,142,330

Amortization of deferred financing costs is reported in the interest expense line item in the consolidated statements of operations and comprehensive income.

The estimated annual amortization of the deferred finance costs for each of the five succeeding years and thereafter is as follows:

2013	$3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654

Total	$14,651,265

During the year ended December 31, 2012, the Partnership wrote-off deferred financing costs of approximately $53,000 with approximately $12,000 of accumulated amortization associated with the Term Loan (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of approximately $41,000, including approximately $13,000 recognized in discontinued operations.

During the year ended December 31, 2011, the Partnership wrote-off deferred financing costs of approximately $4.3 million with approximately $0.5 million of accumulated amortization associated with the Term Loan (see Footnote 7) pay down for a net recognition as loss on extinguishment of debt of $3.8 million.